Property, Plant And Equipment And Energy Infrastructure Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Energy infrastructure assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, rental equipment	$ 2	$ 1
Earnings Or Loss [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	199	99
Cost Of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	183	95
Selling And Administrative Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	$ 16	$ 4